Business Development - Summary of Reconciliation of Changes in Goodwill (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 03, 2014
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	R$ 10,716	R$ 9,675	R$ 2,057
Banco BTG Pactual SA [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Purchase price	735
Fair value of assets and liabilities identified	(74)
Intangible assets to be amortized	(20)
Goodwill	R$ 641
Maxi Pago Servicos De Internet Ltda [member]
Disclosure of reconciliation of changes in goodwill [line items]
Purchase price				R$ 15
Fair value of assets and liabilities identified				(4)
Goodwill				R$ 11